SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the condensed consolidated statements of cash flows are as follows (in thousands):

			As of
	As of March 31,		December 31,
	2022	2021	2021
Cash and cash equivalents	244,488	21,562	264,615
Restricted cash, short-term	65	65	130
Restricted cash, long-term	812	340	275
Total cash, cash equivalents and restricted cash	245,365	21,967	265,020

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the statements of cash flows are as follows (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$264,615	$11,055
Restricted cash, short-term	130	65
Restricted cash, long-term	275	340
Cash, cash equivalents and restricted cash	$265,020	$11,460

Schedule of Property, Equipment and Software

Property, equipment and software is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are recorded on a straight-line basis over each asset’s estimated useful life.

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Furniture and fixtures	7 years
Developed software	2 – 4 years

Property, equipment and software consist of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Machinery and equipment	$406	$344
Electronic equipment	578	413
Vehicles and vehicle hardware	6,929	6,268
Leasehold improvements	278	258
Developed software	6,108	5,184
Other	27	26
Property, equipment and software, gross	14,326	12,493
Less: accumulated depreciation and amortization	(3,240)	(2,856)
Total property, equipment and software, net	$11,086	$9,637

Property, equipment and software consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	As of
	December 31,
	2021	2020
Machinery and equipment	$344	$207
Electronic equipment	413	130
Vehicles and vehicle hardware	6,268	4,144
Leasehold improvements	258	119
Developed software	5,184	3,709
Other	26	—
Property, equipment and software, gross	12,493	8,309
Less: accumulated depreciation and amortization	(2,856)	(1,783)
Total property, equipment and software, net	$9,637	$6,526